SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 23, 2014	Dec. 31, 2011
Summary of Significant Accounting Policies [Line Items]
Amortization of unearned income related to sales-type leases	$ 196,313	$ 447,493	$ 1,033,077	$ 1,666,208	$ 1,386,540	$ 2,860,959
Cost of sales	1,902,586	762,131	5,020,702	4,968,040	6,101,425	6,279,280
Cash and cash equivalents	106,959	254,947	106,959	254,947	322,795	894,794	106,959	151,796
Advertising costs			16,253	1,239	2,146	8,749
Preferred stock, shares authorized	20,000,000		20,000,000		20,000,000	20,000,000
Asset impairment charge	10,028,620		10,028,620
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life			3 years		3 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life			5 years		5 years
ICFG [Member]
Summary of Significant Accounting Policies [Line Items]
Asset impairment charge			10,028,620
Book value of acquired asset							0
Purchase consideration							$ 10,028,620
Series A Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Preferred stock, shares designated	185,000		185,000		185,000	185,000
Preferred stock, shares authorized					18,000,000	18,000,000
Preferred stock, shares issued	0		0		0	0
Preferred stock, shares outstanding					0	0
Preferred stock, par value					$ 0.001	$ 0.001
Number of common shares per convertible preferred share	200		200		200	200
Liquidation preference, price per share	$ 1.00		$ 1.00		$ 1.00	$ 1.00
Liquidation preference, percentage	12.50%		12.50%		12.50%	12.50%
Ownership limitation, percent	4.99%		4.99%		4.99%	4.99%
Series B Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Preferred stock, shares designated	2,000,000		2,000,000		2,000,000	2,000,000
Preferred stock, shares authorized	2,000,000		2,000,000		2,000,000	2,000,000	2,000,000
Preferred stock, shares issued	2,000,000		2,000,000		2,000,000	2,000,000
Preferred stock, shares outstanding	2,000,000		2,000,000		2,000,000	2,000,000	2,000,000
Preferred stock, par value	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001
Number of common shares per convertible preferred share	10		10		10	10